FAIR VALUE MEASUREMENTS (Reconciliation of Contingent Consideration) (Details) (Liability [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Other Expense [Member] CNY	Dec. 31, 2011 Other Expense [Member] CNY
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of January 1,	$ 1,926	11,999	14,072
New addition of business combination (note 4)
Prepayment during the year			(2,305)
Unrealized loss			232		232
Offset and reversal	(1,926)	(11,999)
Balance as of December 31,			11,999